Other Long-Term Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Severance expenses	$ 3,054	$ 2,267	$ 1,936
Deferred revenue expected to be recognized in 2026-2027	$ 3,631